Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes - (Detail) - Proved Reserves [Member]	Dec. 31, 2020 MMBbls Bcf	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf
Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	99.4	70.8	34.2
Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf	160.0	172.0	131.6
Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	28.4	30.6	23.4
MEXICO | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	0.2	0.1
PROVED Undeveloped	0.0	0.1
Total proved reserves (developed and undeveloped)	0.2	0.2
MEXICO | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf	0.7	0.7
PROVED Undeveloped | Bcf	0.0	0.1
Total proved reserves (developed and undeveloped) | Bcf	0.7	0.8
MEXICO | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	0.1	0.2
PROVED Undeveloped	0.0	0.0
Total proved reserves (developed and undeveloped)	0.1	0.2
Argentina [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	37.6	30.2	27.1
PROVED Undeveloped	61.8	40.6	7.1
Total proved reserves (developed and undeveloped)	99.4	70.8	34.2
Argentina [Member] | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf	86.1	108.0	103.4
PROVED Undeveloped | Bcf	73.9	64.0	28.2
Total proved reserves (developed and undeveloped) | Bcf	160.0	172.0	131.6
Argentina [Member] | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	15.3	19.2	18.4
PROVED Undeveloped	13.1	11.4	5.0
Total proved reserves (developed and undeveloped)	28.4	30.6	23.4